Document and Entity Information	May 02, 2025
Cover [Abstract]
Entity Registrant Name	Gaming & Leisure Properties, Inc.
Amendment Flag	false
Entity Central Index Key	0001575965
Document Type	8-K
Document Period End Date	May 02, 2025
Entity Incorporation State Country Code	PA
Entity File Number	001-36124
Entity Tax Identification Number	46-2116489
Entity Address, Address Line One	845 Berkshire Blvd., Suite 200
Entity Address, City or Town	Wyomissing
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19610
City Area Code	610
Local Phone Number	401-2900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	GLPI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false